Investment in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Investments in associates and joint ventures [Abstract]
Summary of investments in sssociates and joint ventures
Investments in associates and joint ventures
2021
Interest
held (%)
Fair value
of listed
invest-
ments
Balance
sheet
value
Total
assets
Total
liabilities
Total
income
Total
expenses
TMBThanachart Bank Public Company Limited 23 866 1,208 46,478 40,957 1,286 1,038
Other investments in associates and joint ventures
379
1,587
Investments in associates and joint ventures
2020
Interest
held (%)
Fair value
of listed
invest-
ments
Balance
sheet
value
Total
assets
Total
liabilities
Total
income
Total
expenses
TMBThanachart Bank Public Company Limited 23 653 1,202 50,123 44,597 1,388 1,093
Other investments in associates and joint ventures
273
1,475

Summary of changes in investments in associates and joint ventures
Changes in Investments in associates and joint ventures
in EUR million
2021 2020
Opening balance
1,475 1,790
Additions
91 24
Revaluations
-24 -3
Share of results
141 66
Dividends received
-34 -12
Disposals
-23 -12
Impairments
-3 -235
Exchange rate differences -31 -144
Other
-5 0
Closing balance 1,587 1,475